CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012		Mar. 31, 2012		Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 27,873		$ 14,926		$ 132,384
Prepaid expenses	1,500		1,500		7,077
Total current assets	29,373		16,426		139,461
Restricted cash and cash equivalents held in trust account	16,542,970		16,534,880		18,838,855
Total assets	16,572,343		16,551,306		18,978,316
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses	74,480		37,583		15,115
Accounts payable - related party	128,615		106,025		15,574
Total liabilities	203,095		143,608		30,689
Commitments and contingencies
Ordinary shares, subject to possible redemption	11,057,090	[1]	11,051,067	[1]	13,352,975	[2]
Shareholders' equity
Preferred shares	0		0		0
Ordinary shares	1,707		1,707		1,712
Additional paid-in capital	5,603,262		5,609,285		5,615,264
Deficit accumulated during the development stage	(292,811)		(254,361)		(22,324)
Total shareholders' equity	5,312,158		5,356,631		5,594,652
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 16,572,343		$ 16,551,306		$ 18,978,316

[1]	As a result of repurchases of ordinary shares and interest earned on the funds held in trust, but not released for working capital purposes through June 30, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,846,327.
[2]	As a result of repurchases of ordinary shares through March 31, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,845,879.